Document And Entity Information	Jun. 18, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 18, 2026
Entity Registrant Name	Ridgepost Capital, Inc.
Entity Central Index Key	0001841968
Entity Emerging Growth Company	false
Entity File Number	001-40937
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2908160
Entity Address, Address Line One	2699 Howell Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75204
City Area Code	214
Local Phone Number	865-7998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	RPC
Security Exchange Name	NYSE
NYSE TEXAS, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	RPC
Security Exchange Name	NYSETX